UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21400
Investment Company Act File Number
Eaton Vance Tax-Advantaged Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
August 31
Date of Fiscal Year End
November 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Dividend Income Fund	as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks(1) — 90.9%

Security	Shares	Value
Aerospace & Defense — 2.9%
General Dynamics Corp.	175,000	$11,565,750
Honeywell International, Inc.	300,000	14,913,000
United Technologies Corp.	130,000	9,785,100

		$36,263,850

Beverages — 1.2%
Coca-Cola Co. (The)	241,000	$15,223,970

		$15,223,970

Capital Markets — 1.9%
Goldman Sachs Group, Inc. (The)	149,000	$23,264,860

		$23,264,860

Commercial Banks — 1.3%
Banco Santander Brasil SA ADR	240,000	$3,132,000
HSBC Holdings PLC	1,250,000	12,649,368

		$15,781,368

Computers & Peripherals — 3.4%
International Business Machines Corp.	304,000	$43,003,840

		$43,003,840

Diversified Financial Services — 0.6%
JPMorgan Chase & Co.	210,000	$7,849,800

		$7,849,800

Diversified Telecommunication Services — 3.2%
AT&T, Inc.	728,750	$20,251,962
Frontier Communications Corp.	1,050,000	9,555,000
Telefonos de Mexico SA de CV ADR	650,000	10,400,000

		$40,206,962

Electric Utilities — 8.1%
Edison International	677,000	$25,008,380
Exelon Corp.	75,000	2,952,750
Fortum Oyj	940,000	24,797,523
NextEra Energy, Inc.	400,000	20,248,000
Scottish and Southern Energy PLC	1,600,000	27,889,987

		$100,896,640

Electrical Equipment — 1.3%
Emerson Electric Co.	300,000	$16,521,000

		$16,521,000

Food Products — 5.9%
Kellogg Co.	340,000	$16,738,200
Kraft Foods, Inc., Class A	622,821	18,840,335
Nestle SA	636,000	34,553,524
Tate & Lyle PLC	500,000	3,966,452

		$74,098,511

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	230,000	$18,009,000

		$18,009,000

Security	Shares	Value
Household Durables — 2.3%
Stanley Black & Decker, Inc.	400,000	$23,812,000
Whirlpool Corp.	67,000	4,891,000

		$28,703,000

Household Products — 0.8%
Clorox Co. (The)	151,000	$9,333,310

		$9,333,310

Independent Power Producers & Energy Traders — 2.4%
International Power PLC	4,800,000	$30,471,262

		$30,471,262

Insurance — 0.8%
Assured Guaranty, Ltd.	270,000	$4,592,700
Lancashire Holdings, Ltd.	500,000	4,776,347

		$9,369,047

Machinery — 1.1%
Parker Hannifin Corp.	170,000	$13,639,100

		$13,639,100

Metals & Mining — 7.2%
BHP Billiton, Ltd. ADR	481,000	$39,634,400
Vale SA ADR	1,580,000	50,054,400

		$89,688,800

Multi-Utilities — 2.0%
Sempra Energy	500,000	$25,045,000

		$25,045,000

Oil, Gas & Consumable Fuels — 17.1%
Chevron Corp.	624,000	$50,525,280
ConocoPhillips	520,000	31,288,400
ENI SpA	1,794,000	36,098,320
Marathon Oil Corp.	1,296,000	43,377,120
Peabody Energy Corp.	500,000	29,405,000
Repsol YPF SA	980,000	23,622,944

		$214,317,064

Paper & Forest Products — 0.4%
Weyerhaeuser Co.	323,288	$5,395,677

		$5,395,677

Pharmaceuticals — 10.0%
Abbott Laboratories	670,000	$31,161,700
Johnson & Johnson	546,000	33,606,300
Merck & Co., Inc.	846,307	29,172,202
Pfizer, Inc.	1,900,000	30,951,000

		$124,891,202

Road & Rail — 4.8%
Norfolk Southern Corp.	500,000	$30,085,000
Union Pacific Corp.	325,000	29,285,750

		$59,370,750

Software — 2.7%
Microsoft Corp.	1,326,639	$33,444,569

		$33,444,569

Specialty Retail — 3.4%
Limited Brands, Inc.	1,270,000	$42,760,900

		$42,760,900

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.8%
VF Corp.	275,000	$22,792,000

		$22,792,000

Tobacco — 2.9%
Philip Morris International, Inc.	630,000	$35,840,700

		$35,840,700

Total Common Stocks (identified cost $833,380,061)		$1,136,182,182

Preferred Stocks — 29.7%

Security	Shares	Value
Commercial Banks — 17.0%
Abbey National Capital Trust I, 8.963%(2)	8,190	$9,042,030
Bank of America Corp., 8.125%(2)	16,300	16,364,238
Barclays Bank PLC, 6.86%(2)(3)	3,500	3,470,866
Barclays Bank PLC, 7.434%(2)(3)	13,500	13,558,401
BBVA International SA Unipersonal, 5.919%(2)	6,500	5,283,349
BNP Paribas, 7.195%(2)(3)	149	15,318,192
CoBank, ACB, 7.00%(3)	400,000	17,812,520
CoBank, ACB, 11.00%(3)	170,000	9,265,000
Credit Agricole SA/London, 6.637%(2)(3)	8,525	7,460,935
DB Contingent Capital Trust II, 6.55%	366,077	8,738,258
Farm Credit Bank of Texas, Series I, 10.00%	1,405	15,560,375
JPMorgan Chase & Co., 7.90%(2)	21,750	23,368,918
KeyCorp, Series A, 7.75%	120,000	12,354,000
Landsbanki Islands HF, 7.431%(2)(3)(4)(5)(6)	20,750	0
Lloyds Banking Group PLC, 6.657%(2)(3)(5)	18,750	12,656,250
National City Capital Trust II, 6.625%	180,000	4,482,000
Rabobank Nederland, 11.00%(2)(3)	2,900	3,922,676
Royal Bank of Scotland Group PLC, 7.648%(2)	4,086	3,659,123
Royal Bank of Scotland Group PLC, Series F, 7.65%	134,739	3,004,680
Royal Bank of Scotland Group PLC, Series H, 7.25%	80,000	1,720,000
Royal Bank of Scotland Group PLC, Series L, 5.75%	277,725	4,771,316
Standard Chartered PLC, 6.409%(2)(3)	48	4,729,908
Wells Fargo & Co., 7.98%(2)	5,350	5,735,061
Wells Fargo & Co., Class A, 7.50%	9,890	9,761,430

		$212,039,526

Diversified Financial Services — 0.4%
Heller Financial, Inc., Series D, 6.95%	57,500	$5,633,206

		$5,633,206

Electric Utilities — 1.1%
Entergy Arkansas, Inc., 6.45%	325,000	$8,013,297
Entergy Louisiana, LLC, 6.95%	24,400	2,356,528
Southern California Edison Co., 6.00%	37,000	3,592,471

		$13,962,296

Food Products — 0.8%
Dairy Farmers of America, 7.875%(3)	73,750	$6,531,484
Ocean Spray Cranberries, Inc., 6.25%(3)	47,500	3,924,688

		$10,456,172

Insurance — 6.6%
Allianz SE, 8.375%	51,757	$1,348,917
Arch Capital Group, Ltd., Series A, 8.00%	424,500	10,782,300
AXA SA, 6.379%(2)(3)	6,150	5,900,648
AXA SA, 6.463%(2)(3)	14,775	14,033,930
Endurance Specialty Holdings, Ltd., Series A, 7.75%	317,500	8,232,775

Security	Shares	Value
ING Capital Funding Trust III, 8.439%(2)	17,075	$16,229,924
Prudential PLC, 6.50%	11,400	10,742,459
RAM Holdings, Ltd., Series A, 7.50%(2)	13,000	4,550,813
RenaissanceRe Holdings, Ltd., Series C, 6.08%	199,100	4,555,408
RenaissanceRe Holdings, Ltd., Series D, 6.60%	245,400	6,095,736

		$82,472,910

Oil, Gas & Consumable Fuels — 1.0%
Kinder Morgan GP, Inc., 8.33%(2)(3)	12,000	$12,507,000

		$12,507,000

Real Estate Investment Trusts (REITs) — 2.8%
CapLease, Inc., Series A, 8.125%	400,000	$9,932,000
Developers Diversified Realty Corp., Series G, 8.00%	160,369	4,001,206
Developers Diversified Realty Corp., Series I, 7.50%	50,000	1,210,000
ProLogis Trust, 6.75%	622,790	14,772,579
Regency Centers Corp., Series C, 7.45%	199,395	4,954,966

		$34,870,751

Total Preferred Stocks (identified cost $400,677,080)		$371,941,861

Corporate Bonds & Notes — 13.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 3.4%
Banco Industriale Comercial SA, 8.50%, 4/27/20(3)	$2,010	$2,080,350
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(7)(8)	12,850	13,428,250
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(7)(8)	7,250	6,796,875
Groupe BPCE, 12.50% to 9/30/19, 8/30/49(3)(8)	4,150	4,784,925
Northgroup Preferred Capital Corp., 6.378% to 10/15/17, 1/29/49(3)(8)	16,700	15,683,805

		$42,774,205

Diversified Financial Services — 3.0%
GE Capital Trust I, 6.375% to 11/15/17, 11/15/67(8)	$16,000	$15,900,000
HSBC Finance Capital Trust IX, 5.911% to 11/30/15, 11/30/35(8)	9,941	9,255,071
PNC Preferred Funding Trust II, 6.113% to 3/15/12, 3/29/49(3)(8)	2,150	1,578,392
QBE Capital Funding II LP, 6.797% to 6/1/17, 6/29/49(3)(8)	3,685	3,205,202
SunTrust Capital VIII, 6.10% to 12/15/36, 12/1/66(8)	7,500	6,864,945

		$36,803,610

Electric Utilities — 2.6%
Integrys Energy Group, Inc., 6.11% to 12/1/16, 12/1/66(8)	$8,310	$8,070,639
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(8)	15,500	15,170,454
Wisconsin Energy Corp., 6.25% to 5/15/17, 5/15/67(8)	9,600	9,420,288

		$32,661,381

Insurance — 2.4%
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(7)(8)	$9,825	$13,273,349
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(8)	18,570	16,016,625

		$29,289,974

Pipelines — 1.1%
Enbridge Energy Partners, LP, 8.05% to 10/1/17, 10/1/37, 10/1/77(7)(8)	$4,585	$4,812,980
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(8)	2,605	2,564,979
Enterprise Products Operating, LLC, 7.034% to 1/15/18, 1/15/68(8)	2,500	2,594,238
Southern Union Co., 7.20% to 11/1/11, 11/1/66(8)	1,865	1,715,800
TransCanada Pipelines, Ltd., 6.35% to 5/15/17, 5/15/67(8)	2,148	2,123,599

		$13,811,596

	Principal
	Amount
Security	(000’s omitted)	Value
Retail-Food and Drug — 1.1%
CVS Caremark Corp., 6.302% to 6/1/12, 6/1/37, 6/1/62(7)(8)	$15,000	$14,236,170

		$14,236,170

Total Corporate Bonds & Notes (identified cost $159,391,693)		$169,576,936

Total Investments — 134.2% (identified cost $1,393,448,834)		$1,677,700,979

Other Assets, Less Liabilities — (34.2)%		$(427,633,897)

Net Assets — 100.0%		$1,250,067,082

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

During the period ended November 30, 2010, the Fund held interests in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2010 was $30,430.

(1)		All or portion of this security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)		Variable rate security. The stated interest rate represents the rate in effect at November 30, 2010.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2010, the aggregate value of these securities is $158,425,172 or 12.7% of the Fund’s net assets.

(4)		Defaulted security.

(5)		Non-income producing security.

(6)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)		The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(8)		Security converts to floating rate after the indicated fixed-rate coupon period.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	76.2%	$1,277,986,461
United Kingdom	5.8	97,129,315
Brazil	3.3	55,266,750
Australia	2.5	42,839,602
Italy	2.1	36,098,320
Switzerland	2.1	34,553,524
Bermuda	1.8	30,797,896
Finland	1.5	24,797,523
France	1.5	24,719,503
Spain	1.4	23,622,944
Cayman Islands	1.0	16,016,625
Mexico	0.6	10,400,000
Canada	0.1	2,123,599
Germany	0.1	1,348,917
Iceland	0.0	0

Total Investments	100.0%	$1,677,700,979

A summary of open financial instruments at November 30, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Appreciation
12/8/10	Euro 31,930,473	United States Dollar 45,477,583	Citibank N.A.	$4,030,992
12/8/10	Euro 42,534,800	United States Dollar 60,589,122	Goldman Sachs Group, Inc.	5,377,836
12/8/10	Euro 32,070,447	United States Dollar 45,731,174	JPMorgan Chase Co.	4,102,894
12/8/10	Euro 36,504,594	United States Dollar 52,091,142	Standard Chartered Bank	4,707,223
12/8/10	Euro 34,226,429	United States Dollar 48,824,002	State Street Bank and Trust Co.	4,397,199

				$22,616,144

At November 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At November 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $22,616,144.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,393,671,021

Gross unrealized appreciation	$338,102,023
Gross unrealized depreciation	(54,072,065)

Net unrealized appreciation	$284,029,958

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$112,264,900	$—		$—	$112,264,900
Consumer Staples	95,976,515	38,519,976		—	134,496,491
Energy	154,595,800	59,721,264		—	214,317,064
Financials	44,235,036	17,425,715		—	61,660,751
Health Care	124,891,202	—		—	124,891,202
Industrials	125,794,700	—		—	125,794,700
Information Technology	76,448,409	—		—	76,448,409
Materials	89,688,800	—		—	89,688,800
Telecommunication Services	40,206,963	—		—	40,206,963
Utilities	73,254,130	83,158,772		—	156,412,902

Total Common Stocks	$937,356,455	$198,825,727	*	$—	$1,136,182,182

Preferred Stocks
Consumer Staples	$—	$10,456,172		$—	$10,456,172
Energy	—	12,507,000		—	12,507,000
Financials	109,368,654	225,647,739		0	335,016,393
Utilities	2,356,528	11,605,768		—	13,962,296

Total Preferred Stocks	$111,725,182	$260,216,679		$0	$371,941,861

Corporate Bonds & Notes	$—	$169,576,936		$—	$169,576,936

Total Investments	$1,049,081,637	$628,619,342		$0	$1,677,700,979

Forward Foreign Currency Exchange Contracts	$—	$22,616,144		$—	$22,616,144

Total	$1,049,081,637	$651,235,486		$0	$1,700,317,123

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

During the period ended November 30, 2010, the Fund had a security transfer to Level 3 with a $0 net transfer value. Transfers are reflected at the value of the securities at the beginning of the period. There was no other activity in investments valued based on Level 3 inputs during the period ended November 30, 2010.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	January 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	January 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	January 24, 2011